Income Tax - Schedule of federal income tax rate (Detail)	5 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Statutory federal income tax rate		21.00%	21.00%
State taxes, net of federal tax benefit		0.00%	(254.90%)
Non-deductible Business Combination expenses		76.20%	(0.00%)
Income tax provision expense	22.70%	97.20%	(233.90%)